TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of provision for impairment losses of trade debtors and other accounts receivable (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment Losses [Roll Forward]
Opening balance	$ (55,937)	$ (64,778)	$ (67,232)
Write-offs	6,836	4,578	7,122
(Increase) Decrease	(216)	4,263	(4,668)
Closing balance	$ (49,317)	$ (55,937)	$ (64,778)